Taxation - Analysis of taxation charge for the year (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current tax
Current year	$ 1,144	$ 1,117	$ 1,248
Adjustments in respect of prior years	(41)	(11)	(5)
Current tax	1,103	1,106	1,243
Deferred tax
Origination and reversal of temporary differences	(123)	152	(57)
Changes in tax rates	4	(18)	13
Adjustments in respect of prior years	15	54	(36)
Deferred tax	(104)	188	(80)
Taxation on profit	999	1,294	1,163
United Kingdom
Current tax
Current year	157	134	192
Adjustments in respect of prior years	(22)	(7)	41
Current tax	135	127	233
Deferred tax
Origination and reversal of temporary differences	41	39	36
Changes in tax rates	0	0	0
Adjustments in respect of prior years	8	16	7
Deferred tax	49	55	43
Taxation on profit	184	182	276
Rest of world
Current tax
Current year	987	983	1,056
Adjustments in respect of prior years	(19)	(4)	(46)
Current tax	968	979	1,010
Deferred tax
Origination and reversal of temporary differences	(164)	113	(93)
Changes in tax rates	4	(18)	13
Adjustments in respect of prior years	7	38	(43)
Deferred tax	(153)	133	(123)
Taxation on profit	$ 815	$ 1,112	$ 887